Business and Organization (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Sep. 23, 2015 USD ($) item shares	Nov. 10, 2014 USD ($) $ / shares shares	Jun. 30, 2015 item shares	Dec. 31, 2014 item shares
Organization
Number of Independent Fresh Water Systems | item			2	2
Threshold Non Operating Equity Percentage				15.00%
Contribution Agreement
Organization
Common unitholders units issued | shares	10,988,421
Cash distribution	$ 552.5
Debt Assumed	171.0
Contribution Agreement | Contingent Consideration Period One
Organization
Contingent consideration	$ 125.0
Threshold number of barrels of water to trigger contingent consideration payment | item	176,295,000
Contribution Agreement | Contingent Consideration Period Two
Organization
Contingent consideration	$ 125.0
Threshold number of barrels of water to trigger contingent consideration payment | item	219,200,000
IPO
Organization
Units issued | shares		46,000,000
Price per common unit of limited partnership | $ / shares		$ 25.00
Net proceeds received from shares of common stock sold		$ 1,100.0
Private Placement
Organization
Net proceeds received from shares of common stock sold	$ 241.0
Private Placement | Contribution Agreement
Organization
Cash distribution	$ 552.5
Common Unitholders Public
Organization
Common unitholders units issued | shares			46,024,054	46,000,000
Common Unitholder Antero
Organization
Common unitholders units issued | shares			29,940,957	29,940,957
Subordinated Unitholder Antero
Organization
Common unitholders units issued | shares			75,940,957	75,940,957
Antero
Organization
Agreement term for providing gathering and compression services and certain fluid handling services			20 years	20 years
Agreement term for receiving seconded employees			20 years	20 years
Agreement term for receiving certain administrative services			20 years	20 years
Antero | IPO
Organization
Threshold Non Operating Equity Percentage			15.00%